19. Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	16. SUBSEQUENT EVENTS Stock Issuances: Subsequent to September 30, 2019, the Company issued 25,609,500 Common Shares for conversion of convertible notes payable.

19. SUBSEQUENT EVENTS

As announced in our DEF 14C, filed December 24, 2018, we amended the authorized Preferred series “L” to 100,000,000 on March 5th, 2019 with the State of Florida; stating shares are non-dilutive to a minimum of $1,278,000 in value. This minimum cannot be diluted due to actions taken by the Company, its BOD and/or its shareholders. All newly issued Stock are subject to a lockup / leakout agreement. Liquidation limited to 20% per year.

As announced in our DEF 14C, filed December 24, 2018, we amended the authorized Preferred series “L1” to 100,000,000 on March 5th, 2019 with the State of Florida; stating shares are non-dilutive.  Voting rights – NONE. Converts to common stock at a ratio of 1 share preferred to 1.25 shares common. 12-month minimum holding period; thereafter liquidation limited to 20% per year.

On March 5th, 2019 – we changed transfer agencies from Standard Registrar & Transfer to OnlineTransfer, LLC.

Effective March 21st, Company completed a reverse split of 1500:1 for common shares.

Entered into an amended Promissory Note agreement with Leonite Capital, LLC, for two additional $50,000 tranches to the Company.

Stock Issuances:

Subsequent to December 31, 2018, 820,2322,075 (pre-split) shares were issued for debt conversion.